UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

MFRA NQM DEPOSITOR, LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)

Central Index Key Number of depositor: 0001803775

MFA 2020-NQM1 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable): ________________

Bryan Wulfsohn, (212) 207-6431
Name and telephone number, including area code, of the person to contact in connection with this filing

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE

REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

See Exhibits attached to this report. Please see the Exhibit Index for the related information

EXPLANATORY NOTE

This Form ABS-15G/A amends the Form ABS-15G filed by MFRA NQM Depositor, LLC on February 21, 2020 (the “Original Filing”) and is being filed to replace in their entirety the reports attached to the Original Filing as Exhibits 99.1 through 99.11.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

MFRA NQM DEPOSITOR, LLC
(Depositor)

Date: August 14, 2020	By:	/s/ Bryan Wulfsohn
	Name:	Bryan Wulfsohn
	Title:	Senior Vice President

EXHIBIT INDEX

99.1	Clayton Services LLC (“Clayton”) Due Diligence Executive Summary

99.2	Clayton Conditions Report

99.3	Clayton Loan Level Tape Compare

99.4	Clayton Non ATR QM

99.5	Clayton Valuations Summary

99.6	Clayton Rating Agency ATR QM

99.7	Credit Risk Solutions, LLC (“CRS”) Due Diligence Executive Summary

99.8	CRS Exception Report

99.9	CRS Final Grading Summary

99.10	CRS QM Summary

99.11	CRS Discrepancy Report

99.12	CRS Valuation Reports